MATERIAL ACCOUNTING POLICIES, Change in Accounting Policies (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in equity [abstract]
Net profit	S/ 4,959,878	S/ 4,760,110	S/ 3,671,829
IFRS 17 [Member]
Changes in equity [abstract]
Increase (decrease) in equity		15,500	S/ (210,800)
Net profit		S/ 14,700